Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Amounts due for Non-Cancelable Leases
The minimum amounts due for non-cancelable leases at December 31, 2016 are as follows ($ thousands):

Year	Operating	Capital	Total
2017	65,271	13,707	78,978
2018	55,454	7,187	62,641
2019	49,186	6,848	56,034
2020	34,093	6,014	40,107
2021	28,937	5,295	34,232
Thereafter	112,889	9,294	122,183
Total minimum payments	345,830	48,345	394,175
Less amount representing interest		(13,127)
Capitalized lease obligation		35,218

Schedule of Jackpot Liabilities Recorded as Current and Non-current Liabilities	Jackpot liabilities are recorded as current and non-current liabilities as follows:

December 31,
($ thousands)	2016

Current liabilities	95,574
Non-current liabilities	203,468
299,042

Schedule of Future Jackpot Payments
Future jackpot payments are due as follows ($ thousands):

Year	Previous Winners	Future Winners	Total

2017	47,900	47,556	95,456
2018	34,901	9,023	43,924
2019	31,164	574	31,738
2020	27,591	574	28,165
2021	23,227	574	23,801
Thereafter	119,896	8,611	128,507
Future jackpot payments due	284,679	66,912	351,591
Unamortized discounts			(52,549)
Total jackpot liabilities			299,042

Schedule of Potential Commitments for Bonds Outstanding

($ thousands)	Total bonds

Performance bonds	352,479
Wide Area Progressive bonds	285,986
Litigation bonds	31,013
All other bonds	6,950
676,428
The following table provides information related to potential commitments for bonds outstanding at December 31, 2016: